Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - GPI Argentina (Details)	Dec. 31, 2020
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Level Of Price Index	387
Average Level Of Price Index	331
Inflation Of The Period	36.50%